Income taxes- Statutory Tax Percent (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate	11.90%	11.90%
Change in prior year estimates	0.00%	0.10%
Change in valuation allowance	(10.90%)	(10.00%)
Non-deductible expense	(1.00%)	(1.40%)
Other	0.10%	(0.50%)
Effective income tax rate	0.10%	0.10%	(0.10%)